April 5, 2010

Securities and Exchange Commission
Office of Filings and Information Services
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:	Dreyfus New York AMT-Free Municipal Bond Fund (the “Fund”)
1933 Act No.: 33-7497
1940 Act No.: 811-4765

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 34 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 29, 2010.

     Please address any comments or questions to the undersigned at (212) 922-6785.

Sincerely,

/s/ Donna M. Quilty
Donna M. Quilty

DQ\
Enclosures